Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Disclosure of property plant and equipment

($ millions)	2023	2022
Exploration and evaluation assets at cost	1,578.6	1,453.4
Accumulated amortization	(971.6)	(1,349.2)
Net carrying amount	607.0	104.2

Reconciliation of movements during the year
Cost, beginning of year	1,453.4	1,613.3
Accumulated amortization, beginning of year	(1,349.2)	(1,564.5)
Net carrying amount, beginning of year	104.2	48.8

Net carrying amount, beginning of year	104.2	48.8
Acquisitions through business combinations	515.2	28.0
Additions	224.8	134.2
Dispositions	(1.9)	(10.9)
Transfers to property, plant and equipment	(204.3)	(80.8)
Amortization	(30.9)	(15.2)
Foreign exchange	(0.1)	0.1
Net carrying amount, end of year	607.0	104.2

($ millions)	2023	2022
Development and production assets	24,580.6	22,340.0
Corporate assets	132.1	126.2
Property, plant and equipment at cost	24,712.7	22,466.2
Accumulated depletion, depreciation and impairment	(13,994.4)	(14,736.8)
Net carrying amount	10,718.3	7,729.4

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	22,340.0	23,402.9
Accumulated depletion and impairment, beginning of year	(14,651.8)	(15,762.6)
Net carrying amount, beginning of year	7,688.2	7,640.3

Net carrying amount, beginning of year	7,688.2	7,640.3
Acquisitions through business combinations	4,348.6	66.0
Additions	1,025.8	741.9
Dispositions	(657.7)	(285.8)
Transfers from exploration and evaluation assets	204.3	80.8
Reclassified as assets held for sale	(98.7)	(148.4)
Depletion	(1,009.3)	(911.4)
Impairment reversal (impairment)	(822.2)	428.6
Foreign exchange	0.2	76.2
Net carrying amount, end of year	10,679.2	7,688.2

Cost, end of year	24,580.6	22,340.0
Accumulated depletion and impairment, end of year	(13,901.4)	(14,651.8)
Net carrying amount, end of year	10,679.2	7,688.2

Corporate assets
Cost, beginning of year	126.2	123.2
Accumulated depreciation, beginning of year	(85.0)	(76.2)
Net carrying amount, beginning of year	41.2	47.0

Net carrying amount, beginning of year	41.2	47.0
Additions	5.9	2.6
Depreciation	(8.0)	(8.5)
Foreign exchange	—	0.1
Net carrying amount, end of year	39.1	41.2

Cost, end of year	132.1	126.2
Accumulated depreciation, end of year	(93.0)	(85.0)
Net carrying amount, end of year	39.1	41.2

Impairment test of property, plant and equipment
The following table summarizes the total impairment (impairment reversal) on the consolidated statements of comprehensive income:

($ millions)	2023	2022 (1)
Impairment reversal	—	(1,469.6)
Impairment	—	985.0
Impairment on assets held for sale	93.8	127.3
Impairment (impairment reversal)	93.8	(357.3)
(1)Comparative period revised to reflect current period presentation.

Schedule of Forecast Benchmark Commodity Prices And Exchange Rates for Impairment of Property, Plant and Equipment
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at December 31, 2022:

	2023 (1)	2024	2025	2026	2027	2028	2029	2030	2031	2032	2033 (3)
WTI ($US/bbl) (2)	80.33	78.50	76.95	77.61	79.16	80.74	82.36	84.00	85.69	87.40	89.15
Exchange Rate ($US/$Cdn)	0.745	0.765	0.768	0.772	0.775	0.775	0.775	0.775	0.775	0.775	0.775
WTI ($Cdn/bbl)	107.83	102.61	100.20	100.53	102.14	104.18	106.27	108.39	110.57	112.77	115.03
AECO ($Cdn/mmbtu) (2)	4.23	4.40	4.21	4.27	4.34	4.43	4.51	4.60	4.69	4.79	4.88
(1)Effective January 1, 2023.
(2)The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.
(3)Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2033 to the end of the reserve life. Exchange rates are assumed to be constant at 0.775.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at March 31, 2022:

	2022 (1)	2023	2024	2025	2026	2027	2028	2029	2030	2031	2032 (3)
WTI ($US/bbl) (2)	94.17	84.05	75.38	74.41	75.90	77.42	78.97	80.55	82.16	83.80	85.48
Exchange Rate ($US/$Cdn)	0.800	0.800	0.800	0.800	0.800	0.800	0.800	0.800	0.800	0.800	0.800
WTI ($Cdn/bbl)	117.71	105.06	94.23	93.01	94.88	96.78	98.71	100.69	102.70	104.75	106.85
AECO ($Cdn/mmbtu) (2)	5.18	4.18	3.38	3.34	3.41	3.48	3.54	3.61	3.69	3.76	3.84
(1)Effective April 1, 2022.
(2)The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.
(3)Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2032 to the end of the reserve life. Exchange rates are assumed to be constant at 0.800.

Schedule of Impairment Loss and Reversal of Impairment Loss
The following table summarizes the impairment expense for the year ended December 31, 2022 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	Impairment	Impairment, net of tax
Southeast Saskatchewan	Canada	2,868.3	15.00%	564.5	424.4
Southwest Saskatchewan	Canada	1,356.6	15.00%	420.5	316.1
Total impairment		4,224.9		985.0	740.5
The following table summarizes the impairment reversal for the three months ended March 31, 2022 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	Impairment reversal	Impairment reversal, net of tax
Southeast Saskatchewan	Canada	3,413.8	15.00%	806.0	605.3
Southwest Saskatchewan	Canada	1,715.0	15.00%	419.4	315.0
Alberta	Canada	2,567.1	15.00%	244.2	183.4
Total impairment reversal		7,695.9		1,469.6	1,103.7

Schedule of Impact on Income Before Tax For Changes in Discount Rate and Forecast Benchmark Commodity Price Estimates

CGU	Discount Rate		Commodity Prices		Operating Costs
($ millions)	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(167.8)	185.2	349.4	(348.3)	(117.7)	118.7
Southwest Saskatchewan	(88.0)	97.3	185.6	(185.3)	(64.8)	65.0
Increase (decrease)	(255.8)	282.5	535.0	(533.6)	(182.5)	183.7
The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at March 31, 2022, with all other variables held constant:

CGU	Discount Rate		Commodity Prices
($ millions)	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(186.2)	204.8	367.6	(366.6)
Southwest Saskatchewan	(95.0)	104.6	201.1	(201.1)
Alberta	—	—	—	—
Increase (decrease)	(281.2)	309.4	568.7	(567.7)